Loans Receivable, Net and Allowance for Loan Losses, Receivables Past Due Status (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Nonaccrual Loans by Classes [Abstract]
Balance of loans with a nonaccrual status	$ 1,185	$ 1,320
Loan portfolio by past due status [Abstract]
30-90 Days Past Due	3,624	3,315
Greater than 90 Days	1,913	2,141
Total Past Due	5,537	5,456
Current	102,571	79,800
Total Loans Receivable	108,108	85,256
Loans Receivable > 90 Days and Accruing	728	821
Real estate loans [Member] | One-to-four Family Residential [Member] | Owner occupied [Member]
Nonaccrual Loans by Classes [Abstract]
Balance of loans with a nonaccrual status	303	131
Loan portfolio by past due status [Abstract]
30-90 Days Past Due	1,916	348
Greater than 90 Days	559	373
Total Past Due	2,475	721
Current	6,425	9,551
Total Loans Receivable	8,900	10,272
Loans Receivable > 90 Days and Accruing	256	242
Real estate loans [Member] | One-to-four Family Residential [Member] | Non-owner Occupied [Member]
Nonaccrual Loans by Classes [Abstract]
Balance of loans with a nonaccrual status	378	488
Loan portfolio by past due status [Abstract]
30-90 Days Past Due	884	1,506
Greater than 90 Days	575	790
Total Past Due	1,459	2,296
Current	42,030	32,822
Total Loans Receivable	43,489	35,118
Loans Receivable > 90 Days and Accruing	197	302
Real estate loans [Member] | Multi-family Residential [Member]
Nonaccrual Loans by Classes [Abstract]
Balance of loans with a nonaccrual status	0	0
Loan portfolio by past due status [Abstract]
30-90 Days Past Due	0	79
Greater than 90 Days	75	0
Total Past Due	75	79
Current	5,948	3,236
Total Loans Receivable	6,023	3,315
Loans Receivable > 90 Days and Accruing	75	0
Real estate loans [Member] | Commercial Real Estate and Lines of Credit [Member]
Nonaccrual Loans by Classes [Abstract]
Balance of loans with a nonaccrual status	474	445
Loan portfolio by past due status [Abstract]
30-90 Days Past Due	322	756
Greater than 90 Days	674	657
Total Past Due	996	1,413
Current	26,747	19,182
Total Loans Receivable	27,743	20,595
Loans Receivable > 90 Days and Accruing	200	212
Real estate loans [Member] | Construction [Member]
Nonaccrual Loans by Classes [Abstract]
Balance of loans with a nonaccrual status	0	0
Loan portfolio by past due status [Abstract]
30-90 Days Past Due	334	382
Greater than 90 Days	0	0
Total Past Due	334	382
Current	15,704	9,383
Total Loans Receivable	16,038	9,765
Loans Receivable > 90 Days and Accruing	0	0
Real estate loans [Member] | Home Equity [Member]
Nonaccrual Loans by Classes [Abstract]
Balance of loans with a nonaccrual status	30	256
Loan portfolio by past due status [Abstract]
30-90 Days Past Due	168	238
Greater than 90 Days	30	321
Total Past Due	198	559
Current	5,484	5,470
Total Loans Receivable	5,682	6,029
Loans Receivable > 90 Days and Accruing	0	65
Consumer non-real estate [Member]
Nonaccrual Loans by Classes [Abstract]
Balance of loans with a nonaccrual status	0	0
Loan portfolio by past due status [Abstract]
30-90 Days Past Due	0	6
Greater than 90 Days	0	0
Total Past Due	0	6
Current	233	156
Total Loans Receivable	233	162
Loans Receivable > 90 Days and Accruing	$ 0	$ 0